ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS (Tables)	12 Months Ended
Dec. 31, 2014
ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS [Abstract]
Schedule of Balance sheet in accordance with IFRS
		As of December 31, 2014
	remark	US GAAP	Adjustments	IFRS

A S S E T S

CURRENT ASSETS		$394,084	$--	$394,084

PROPERTY AND EQUIPMENT, NET		419,111	--	419,111

LONG TERM ASSETS	I,J	70,951	(10,412)	60,539

TOTAL ASSETS		$884,146	$(10,412)	$873,734

LIABILITIES AND SHAREHOLDERS' EQUITY

CURRENT LIABILITIES	K	$300,325	$25,622	$325,947

LONG-TERM LIABILITIES	L,M	388,260	24,075	412,335

Total liabilities		688,585	49,697	738,282

TOTAL EQUITY	G,H	195,561	(60,109)	135,452

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$884,146	$(10,412)	$873,734

Schedule of Profit and loss in accordance with IFRS
	Year ended December 31, 2014
	US GAAP	Adjustments	IFRS

PROFIT BEFORE INCOME TAX AND EXCLUDING OTHER FINANCING EXPENSE, NET	$29,290	$(905)	$28,385

OTHER FINANCING EXPENSE, NET	(55,404)	21,556	(33,848)

LOSS BEFORE INCOME TAX BENEFIT	(26,114)	20,651	(5,463)

INCOME TAX BENEFIT	24,742	--	24,742

PROFIT (LOSS)	(1,372)	20,651	$19,279

NET LOSS ATTRIBUTABLE TO NON CONTROLLING INTEREST	5,635	--	5,635

NET PROFIT ATTRIBUTABLE TO THE COMPANY	$4,263	$20,651	$24,914

Schedule of reconciliation of net loss from US GAAP to IFRS
	Year ended December 31,
	2014	2013	2012
Net profit (loss) in accordance with US GAAP	$4,263	$(107,660)	$(70,269)
Financial Instruments	21,556	(1,619)	4,232
Pension plans	(1,314)	(1,166)	--
Termination Benefits	409	106	126
Net loss in accordance with IFRS	$24,914	$(110,339)	$(65,911)

Schedule of reconciliation of shareholders' equity from US GAAP to IFRS
	As of December 31,
	2014	2013
Shareholders' equity in accordance with US GAAP	$195,561	$141,248
Financial Instruments	(54,656)	(71,368)
Termination Benefits	1,547	1,138
Goodwill	(7,000)	(7,000)
Shareholders' equity in accordance with IFRS	$135,452	$64,018

Schedule of reconciliation of goodwill from US GAAP to IFRS
	As of December 31,
	2014	2013
Goodwill in accordance with US GAAP	$7,000	$7,000
Goodwill	(7,000)	(7,000)
Goodwill in accordance with IFRS	$--	$--

Schedule of reconciliation of other assets from US GAAP to IFRS
	As of December 31,
	2014	2013
Other assets in accordance with US GAAP	$10,018	$11,547
Financial Instruments	(3,412)	(4,860)
Other assets in accordance with IFRS	$6,606	$6,687

Schedule of reconciliation of short term bank debt and current maturities of loans and debentures from US GAAP to IFRS

	As of December 31,
	2014	2013
Short term bank debt and current maturities of loans and debentures in accordance with US GAAP	$119,999	$36,441
Financial Instruments	25,622	(93)
Short term bank debt and current maturities of loans and debentures in accordance with IFRS	$145,621	$36,348

Schedule of reconciliation of long term debentures from US GAAP to IFRS
	As of December 31,
	2014	2013
Long term debentures in accordance with US GAAP	$107,311	$208,146
Financial Instruments	25,622	66,508
Long term debentures in accordance with IFRS	$132,933	$274,654

Schedule of reconciliation of other long term liabilities from US GAAP to IFRS
	As of December 31,
	2014	2013
Other long term liabilities in accordance with US GAAP	$22,924	$21,703
Termination Benefits	(1,547)	(1,138)
Other long-term liabilities in accordance with IFRS	$21,377	$20,565